UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7608

Nuveen North Carolina Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Premium Income Municipal Fund (NNC)
	February 28, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 20.5% (13.0% of Total Investments)
$ 2,500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	$ 2,501,400
	2005A, 5.000%, 10/01/41 (UB)
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales
	University, Series 2003A:
970	5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	N/R	975,093
500	5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	443,405
2,285	North Carolina State University at Raleigh, General Revenue Bonds, Series 2003A,	10/13 at 100.00	Aa1	2,490,993
	5.000%, 10/01/15
1,530	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/15 –	No Opt. Call	A+	1,690,727
	AMBAC Insured
120	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	A+	125,218
	4/01/22 – AMBAC Insured
	University of North Carolina Wilmington, Certificates of Participation, Student Housing
	Project Revenue Bonds, Series 2006:
1,430	5.000%, 6/01/23 – FGIC Insured	6/16 at 100.00	A–	1,478,606
1,505	5.000%, 6/01/24 – FGIC Insured	6/16 at 100.00	A–	1,541,767
	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2003:
2,380	5.000%, 12/01/19	12/13 at 100.00	Aaa	2,514,898
2,725	5.000%, 12/01/21	12/13 at 100.00	Aaa	2,916,676
1,500	5.000%, 12/01/23	12/13 at 100.00	Aaa	1,601,895
17,445	Total Education and Civic Organizations			18,280,678
	Energy – 1.6% (1.0% of Total Investments)
1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	1,419,554
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
	Health Care – 24.7% (15.7% of Total Investments)
1,145	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	950,075
	2007, 5.250%, 10/01/27
2,300	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,084,122
	Bonds, Series 2008A, 5.000%, 1/15/47
500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds,	1/19 at 100.00	AA–	483,630
	Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39
1,000	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AA+	981,310
	Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – AGM Insured
225	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AA+	223,011
	Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured
500	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health	11/20 at 100.00	A+	472,020
	Inc., Series 2010A, 5.250%, 11/01/40
1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalchian	7/21 at 100.00	BBB+	1,011,890
	Regional HealthCare System, Series 2011A, 6.500%, 7/01/31
920	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series	10/14 at 100.00	AA+	927,369
	2009A, 5.625%, 10/01/38 – AGC Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	A+	2,068,120
	Obligated Group, Series 2003A, 5.000%, 11/01/19
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Stanly Memorial	4/11 at 100.00	BBB+	1,999,940
	Hospital, Series 1999, 6.375%, 10/01/29
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional
	Medical Center, Series 2002A:
1,000	5.500%, 1/01/19	1/12 at 100.00	A+	1,008,930
550	5.500%, 1/01/20	1/12 at 100.00	A+	554,411
1,750	5.375%, 1/01/32	1/12 at 100.00	A+	1,683,063
3,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/12 at 101.00	A	2,799,990
	Center, Series 2002, 5.375%, 6/01/32
1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	1,398,540
	2007, 5.000%, 11/01/27
1,395	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	A	1,320,409
	2005, 5.000%, 1/01/33 – FGIC Insured
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System,
	Series 2004A:
600	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	613,032
500	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	A	506,220
300	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	293,802
	Bonds, Series 2008, 6.250%, 10/01/38
660	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow	10/16 at 100.00	Baa1	654,601
	Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – NPFG Insured
22,845	Total Health Care			22,034,485
	Housing/Multifamily – 4.6% (2.9% of Total Investments)
1,000	Asheville Housing Authority, North Carolina, GNMA-Collateralized Multifamily Housing Revenue	5/11 at 100.00	AAA	1,000,000
	Bonds, Woodridge Apartments, Series 1997, 5.800%, 11/20/39 (Alternative Minimum Tax)
2,260	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock	7/13 at 105.00	AAA	2,230,846
	Apartments, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax)
1,000	North Carolina Capital Facilities Financing Agency, Housing Revenue Bonds, Elizabeth City	6/13 at 100.00	N/R	877,200
	State University, Series 2003A, 5.000%, 6/01/28 – AMBAC Insured
4,260	Total Housing/Multifamily			4,108,046
	Housing/Single Family – 6.2% (3.9% of Total Investments)
930	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/11 at 100.00	AA	914,888
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
1,875	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/11 at 100.00	AA	1,876,031
	Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)
1,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	912,920
	7/01/33 (Alternative Minimum Tax)
825	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	750,107
	7/01/37 (Alternative Minimum Tax)
1,085	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996HH, 6.300%,	3/11 at 100.00	AA	1,085,846
	3/01/26 (Alternative Minimum Tax)
5,715	Total Housing/Single Family			5,539,792
	Long-Term Care – 0.4% (0.2% of Total Investments)
375	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	320,419
	5.000%, 1/01/36
	Materials – 0.5% (0.3% of Total Investments)
500	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	435,480
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project,
	Series 2007A, 4.625%, 3/01/27
	Tax Obligation/General – 4.5% (2.9% of Total Investments)
1,820	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/21	4/17 at 100.00	AAA	2,026,588
2,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	2,002,000
3,820	Total Tax Obligation/General			4,028,588
	Tax Obligation/Limited – 35.4% (22.5% of Total Investments)
1,330	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/17	2/13 at 100.00	AA	1,406,927
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 –	6/14 at 100.00	Aa2	1,879,002
	NPFG Insured
1,700	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,741,565
	Series 2003G, 5.375%, 6/01/26
950	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	954,228
	2008A, 5.000%, 6/01/33
1,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A,	6/13 at 100.00	AA+	1,506,390
	5.000%, 6/01/33
	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002:
1,050	5.250%, 6/01/20	6/12 at 101.00	AAA	1,108,485
1,750	5.000%, 6/01/25	6/12 at 101.00	AAA	1,833,563
1,400	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AA–	1,427,006
	NPFG Insured
1,000	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/14 –	No Opt. Call	Aa3	1,097,340
	AMBAC Insured
750	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 –	6/19 at 100.00	AA+	754,230
	AGC Insured
	Lee County, North Carolina, Certificates of Participation, Public Schools and Community
	College, Series 2004:
1,715	5.250%, 4/01/18 – AGM Insured	4/14 at 100.00	AA+	1,835,204
500	5.250%, 4/01/20 – AGM Insured	4/14 at 100.00	AA+	527,065
1,000	5.250%, 4/01/22 – AGM Insured	4/14 at 100.00	AA+	1,041,290
200	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A,	No Opt. Call	AA+	205,456
	5.000%, 2/01/27
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,575,510
	Facilities, Series 2004A, 5.000%, 2/01/23
1,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+	1,579,365
	5.000%, 6/01/20
	North Carolina, Certificates of Participation, Series 2003:
1,130	5.250%, 6/01/21	6/13 at 100.00	AA+	1,186,432
1,000	5.250%, 6/01/23	6/13 at 100.00	AA+	1,039,110
2,000	Puerto Rico Highway and Transportation Authority, Grant Anticipation Revenue Bonds, Series	3/14 at 100.00	A+	1,963,340
	2004, 5.000%, 9/15/21 – NPFG Insured
3,675	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2010A,	No Opt. Call	A+	743,563
	0.000%, 8/01/35
285	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	292,852
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 –	6/14 at 102.00	AA+	1,062,890
	AGM Insured
1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AA+	1,021,480
	12/01/27 – AGM Insured
1,950	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 –	6/17 at 100.00	AA+	1,891,169
	AGM Insured (UB)
1,200	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	1,225,164
700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	Aa3	708,393
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
33,585	Total Tax Obligation/Limited			31,607,019
	Transportation – 11.5% (7.3% of Total Investments)
2,500	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	A+	2,355,550
	Series 2010A, 5.000%, 7/01/39
	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A:
600	5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	A+	623,208
2,710	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	A+	2,715,610
1,020	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A,	2/20 at 100.00	A3	965,481
	5.250%, 2/01/40
600	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA+	606,924
	5.750%, 1/01/39 – AGC Insured
4,230	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,	No Opt. Call	AA+	1,105,299
	Series 2009B, 0.000%, 1/01/33 – AGC Insured
500	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A2	525,930
	7/01/20 – SYNCORA GTY Insured
1,375	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series	No Opt. Call	Aa3	1,347,885
	2010A, 5.000%, 5/01/36
13,535	Total Transportation			10,245,887
	U.S. Guaranteed – 21.7% (13.8% of Total Investments) (4)
1,890	Craven County, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 5/01/21	5/12 at 101.00	AA (4)	2,009,259
	(Pre-refunded 5/01/12) – AMBAC Insured
4,035	Durham County, North Carolina, General Obligation Bonds, Series 2002B, 5.000%, 4/01/16	4/12 at 100.00	AAA	4,235,378
	(Pre-refunded 4/01/12)
1,530	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	1,589,395
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
735	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	Aa3 (4)	838,268
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%,	No Opt. Call	AAA	4,853,333
	1/01/20 (ETM)
2,250	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aa3 (4)	2,292,098
	11/01/16 (Pre-refunded 5/01/11) – FGIC Insured
	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
420	5.375%, 4/01/22 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	452,172
460	5.375%, 4/01/22 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	494,854
1,675	University of North Carolina, Wilmington, General Revenue Bonds, Series 2002A, 5.000%, 1/01/23	1/12 at 101.00	A1 (4)	1,756,588
	(Pre-refunded 1/01/12) – AMBAC Insured
800	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%,	6/12 at 100.00	AAA	844,760
	6/01/18 (Pre-refunded 6/01/12)
18,055	Total U.S. Guaranteed			19,366,105
	Utilities – 9.3% (5.9% of Total Investments)
25	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003C,	1/13 at 100.00	A–	26,304
	5.375%, 1/01/17
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F,	1/13 at 100.00	A–	3,178,740
	5.500%, 1/01/15
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	1,083,570
	5.250%, 1/01/20 – AMBAC Insured
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
	Series 1993B:
5	5.500%, 1/01/17 – FGIC Insured	5/11 at 100.00	Baa1	5,009
65	5.500%, 1/01/21	5/11 at 100.00	A–	65,060
165	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	188,630
575	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	A	581,278
	2009A, 5.000%, 1/01/30
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	2,124,400
	1/01/15 – AMBAC Insured
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A1	1,045,750
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17
7,835	Total Utilities			8,298,741
	Water and Sewer – 16.7% (10.6% of Total Investments)
1,605	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	A2	1,650,389
	6/01/20 – SYNCORA GTY Insured
500	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AA+	502,495
	4/01/31 – AGM Insured
50	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001,	6/11 at 101.00	AAA	50,862
	5.125%, 6/01/26
2,540	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/36	2/21 at 100.00	AA	2,554,707
1,295	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	1,345,932
	5.000%, 6/01/26
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
550	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA+	567,633
1,000	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA+	1,025,390
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011:
500	5.625%, 6/01/30 – AGC Insured	6/21 at 100.00	AA+	516,285
1,300	5.750%, 6/01/36 – AGC Insured	6/21 at 100.00	AA+	1,307,878
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	A	517,110
	6/01/23 – SYNCORA GTY Insured
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa1	929,530
	6.000%, 7/01/44
3,865	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%,	6/17 at 100.00	AAA	3,896,732
	6/01/37 (UB)
14,705	Total Water and Sewer			14,864,943
$ 144,175	Total Investments (cost $139,509,609) – 157.6%			140,549,737
	Floating Rate Obligations – (5.8)%			(5,195,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (55.9)% (5)			(49,835,000)
	Other Assets Less Liabilities – 4.1%			3,662,835
	Net Assets Applicable to Common Shares – 100%			$ 89,182,572

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy or inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$140,549,737	$ —	$140,549,737
During the period ended February 28, 2011, the Fund recognized no significant transfers to/from Level 1,
Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2011, the cost of investments was $134,316,738.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2011, were as follows:

Gross unrealized:
Appreciation	$ 3,474,741
Depreciation	(2,436,585)
Net unrealized appreciation (depreciation) of investments	$ 1,038,156

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen North Carolina Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 29, 2011